OTHER ASSETS - Other Current Assets (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Prepayments	€ 65	€ 47
VAT receivables	44	17
Miscellaneous receivables	132	114
Assets held for sale	18	15
Total other current assets	€ 259	€ 193